Segmental information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segmental information

15. Segmental information:

The Company has two reportable segments from which it derives its revenues, the tanker vessels and the dry-bulk vessels and has identified the Board of Directors as the CODM in accordance with ASC 280, Segment Reporting. The CODM is responsible for assessing performance, allocating resources, and making strategic decisions across the Company’s business segments. The table below presents information about the Company’s reportable segments for the years ended December 31, 2023 and 2024. Prior to 2023, the Company was operating only tanker vessels thus, had identified only one reportable segment. The accounting policies followed in the preparation of the reportable segments are the same with those followed in the preparation of the Company’s Consolidated Financial Statements. The CODM uses segment profit/(loss) to assess performance and allocate resources (including financial or capital resources) to each segment, primarily through segment performance reviews. Such resources allocation is relied not only upon the reported segments’ results but also on CODM’s view and estimates as to the future prospects of each segment. Items included in the segment’s profit/(loss) are allocated to each segment to the extent that the items are directly attributable to them.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2023 and 2024

(Expressed in thousands of U.S. dollars, except for share and per share data)

15. Segmental information: – Continued:

	Year ended December 31, 2024
	Tanker vessels	Dry-bulk vessels	Total
Revenues, net	$38,400	$13,142	$51,542
Voyage related costs and commissions	(7,500)	(2,027)	(9,527)
Vessel operating expenses	(7,920)	(5,447)	(13,367)
General and administrative expenses	(98)	(181)	(279)
Management fees	(921)	(759)	(1,680)
Depreciation and amortization of special survey costs	(4,212)	(3,074)	(7,286)
Allowance for credit losses	38	—	38
Interest and finance costs	(3,491)	(3,027)	(6,518)
Interest income	32	22	54
Segment profit/(loss)	$14,328	$(1,351)	$12,977

Non-segment reconciling items:
General and administrative expenses			$(2,717)
Interest and finance costs			(11)
Interest income			2,258
Net income			$12,507

	Year ended December 31, 2023
	Tanker vessels	Dry-bulk vessels	Total
Revenues, net	$43,889	$1,579	$45,468
Voyage related costs and commissions	(6,121)	(231)	(6,352)
Vessel operating expenses	(10,772)	(851)	(11,623)
General and administrative expenses	(120)	(28)	(148)
Management fees	(1,388)	(100)	(1,488)
Depreciation and amortization of special survey costs	(5,485)	(406)	(5,891)
Allowance for credit losses	78	—	78
Gain from the sale of vessel, net	25,125	—	25,125
Interest and finance costs	(5,275)	(478)	(5,753)
Loss from debt extinguishment	(379)	—	(379)
Loss from financial derivative instrument	(59)	—	(59)
Segment profit/(loss)	$39,493	$(515)	$38,978

Non-segment reconciling items:
General and administrative expenses			$(3,300)
Interest and finance costs			(82)
Interest income			1,240
Net income			$36,836

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2023 and 2024

(Expressed in thousands of U.S. dollars, except for share and per share data)

15. Segmental information: – Continued:

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets of December 31, 2023 and 2024, is as follows:

	Year ended December 31, 2024
	Tanker vessels	Dry-bulk vessels	Total
Cash and cash equivalents & restricted cash	$3,074	$2,299	$5,373
Inventories	1,150	739	1,889
Trade accounts receivable, net	4,587	453	5,040
Insurance claim receivable	—	245	245
Prepayments and other assets	414	221	635
Vessels, net	67,373	72,651	140,024
Deferred dry-dock and special survey costs	1,214	—	1,214
Advance for vessel additions	—	170	170
Segment assets	$77,812	$76,778	$154,590

Non-segment reconciling items:
Cash and cash equivalents			$17,220
Short-term investment in time deposits			17,000
Prepayments and other current assets			71
Total assets			$188,881

	Year ended December 31, 2023
	Tanker vessels	Dry-bulk vessels	Total
Cash and cash equivalents & restricted cash	$4,237	$1,041	$5,278
Inventories	904	53	957
Trade accounts receivable, net	4,704	260	4,964
Due from related parties	—	194	194
Prepayments and other assets	180	24	202
Vessels, net	71,179	28,094	99,273
Deferred dry-dock and special survey costs	1,622	—	1,622
Prepayments for vessel acquisition	—	2,663	2,663
Segment assets	$82,826	$32,329	$115,153

Non-segment reconciling items:
Cash and cash equivalents			$31,061
Short-term investment in time deposits			20,000
Prepayments and other current assets			99
Total assets			$166,313